Goodwill - Schedule of Key Assumptions Used in Impairment Test (Details) - CGUs - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Americas
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	31.20%	33.70%
Pre-tax discount rate	13.90%	15.30%
Avg. Revenue growth rate	15.00%	15.40%
Avg. CapEx investments	€ 41,868	€ 44,526
Europe
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	34.80%	28.90%
Pre-tax discount rate	12.90%	14.70%
Avg. Revenue growth rate	16.00%	17.00%
Avg. CapEx investments	€ 33,296	€ 35,361
ASPA
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	31.70%	27.10%
Pre-tax discount rate	19.60%	21.40%
Avg. Revenue growth rate	30.00%	30.40%
Avg. CapEx investments	€ 9,605	€ 9,333
MEAI
Disclosure of reconciliation of changes in goodwill [line items]
Terminal Growth Rate	1.50%	1.50%
Avg. EBITDA Margin rate	23.20%	27.10%
Pre-tax discount rate	19.60%	22.20%
Avg. Revenue growth rate	30.00%	30.10%
Avg. CapEx investments	€ 5,097	€ 4,965